Certain Relationships and Related Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended																1 Months Ended		12 Months Ended																																9 Months Ended		1 Months Ended	9 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010	May 01, 2010 Retail space	Apr. 28, 2012 Corporate Office Location	Apr. 30, 2011 Corporate Office	May 01, 2010 Corporate Office	Apr. 28, 2012 Stores	Apr. 30, 2011 Stores	May 01, 2010 Stores	Apr. 28, 2012 Office/warehouse	Apr. 30, 2011 Office/warehouse	May 01, 2010 Office/warehouse	Aug. 18, 2011 Private Placement Series J Preferred Stock	Sep. 30, 2009 Senior Notes	Sep. 30, 2009 Junior Subordinated Note	Jun. 13, 2012 Subsequent Event Junior Subordinated Note	Sep. 30, 2009 B&N College	May 01, 2010 B&N College	Apr. 28, 2012 TXTB Bookquest	Apr. 30, 2011 TXTB Bookquest	May 01, 2010 TXTB Bookquest	Apr. 28, 2012 TXTB B&N.com	Apr. 30, 2011 TXTB B&N.com	May 01, 2010 TXTB B&N.com	Apr. 28, 2012 MBS	Apr. 30, 2011 MBS	May 01, 2010 MBS	Apr. 28, 2012 MBS B&N.com	Apr. 30, 2011 MBS B&N.com	May 01, 2010 MBS B&N.com	Apr. 28, 2012 MBS B&N College	Apr. 30, 2011 MBS B&N College	May 01, 2010 MBS B&N College	Apr. 28, 2012 LR Enterprises	Apr. 30, 2011 LR Enterprises	May 01, 2010 LR Enterprises	Apr. 28, 2012 GameStop	Apr. 30, 2011 GameStop	May 01, 2010 GameStop	May 01, 2010 Source Interlink	Apr. 28, 2012 Digital on Demand	Apr. 30, 2011 Digital on Demand	May 01, 2010 Digital on Demand	Apr. 28, 2012 Argix	Apr. 30, 2011 Argix	May 01, 2010 Argix	Apr. 28, 2012 Argix B&N College	Apr. 30, 2011 Argix B&N College	May 01, 2010 Argix B&N College	Apr. 28, 2012 Leisure Arts	Apr. 28, 2012 Buyseasons	Jun. 19, 2011 Commerce Hub Year	Apr. 28, 2012 Commerce Hub	Apr. 28, 2012 AI2, Inc.	Apr. 28, 2012 LIA
Related Party Transaction [Line Items]
Purchase price paid																		$ 596,000
Cash paid																		346,000
Seller Notes																		250,000
Cash bonuses paid to members																		82,352
Number of members, cash bonuses paid																		192
Number of shares transferred to certain of the Bonus Recipients																		667,058
Credit facility, acquisition financed																		150,000
Debt, principal amount															100,000	150,000
Interest rate															8.00%	10.00%
Settlement waive amount																	22,750
Payment for tax distribution																		54,997
Payment for COBRA benefits																		140
Contract term on supply agreement																																10 years
Commissions received																																10,941	13,031	7,014
Sales of books																										13,339	506					364	427
Purchases of books and others																										101,980	102,573	24,186																							16	33			0
Commission earned																													4,661	5,474	3,115							1	356	334
Payment for commissions																				559	775	0	148	0					160	184	172																									5
Outstanding amounts payable																				6	8	33	1	4
Royalty expense																									3,431
Reimbursement revenue																			2,700						146													3	51	128
Aircraft time-sharing and operating costs																			113																1,015	932	429
Number of location leased					2
Annual rent				347	4,843	4,868	4,889				759	763	759
Payment for rent								862	862	512	376	246	241
Ownership interest by related parties											50.00%																																		20.00%
Operating costs																			71
Purchases of inventory	186,479	5,251	(228,822)																25,187
License fee as a percentage of gross sales																																						7.00%	7.00%	7.00%
Proceeds from license fee																																						871	989	1,061
Freight and transportation costs																																													14,414	15,890	16,536	1,294	1,477	658
Freight and transportation costs, annual credit																																													3,000
Revenue from leased space and other operating costs																																													1,514	2,719	2,646
Payment for merchandise purchased																																									33,979
Proceed from magazine sales																																									20
Payment for music and video database equipment and services																																										185	1,932	2,593
Preferred Stock issued, shares														204,000
Preferred stock, par value per share														$ 0.001
Aggregate purchase price of Preferred Stock														204,000
Contract renewal term																																																					1
Fees paid for services to help facilitate and integrate sales with drop-ship vendors																																																						$ 22